Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Line Items]
Net gain (loss) on financial instruments designated at fair value through profit or loss			₩ (1,059,826)
Financial assets designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Line Items]
Gain (loss) on valuation of debt securities			(65,475)
Loss on valuation of equity securities			(78,633)
Gain (loss) on valuation of other securities			13,020
Gain on sale and redemption of debt securities			11,673
Gain on sale of equity securities	₩ 0	₩ (4,737)	5,622
Loss on disposal and redemption of other securities			0
Dividend income of Equity securities			51
Gain (loss) on valuation of Borrowings	0	0	0
Loss on disposal and redemption of Borrowings	0	0	0
Net gain (loss) on financial instruments designated at fair value through profit or loss			(113,742)
Financial liabilities designated at FVTPL
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Line Items]
Gain (loss) on valuation of debt securities			0
Loss on valuation of equity securities			0
Gain (loss) on valuation of other securities			0
Gain on sale and redemption of debt securities			0
Gain on sale of equity securities	0	0	0
Loss on disposal and redemption of other securities			(43)
Dividend income of Equity securities			0
Gain (loss) on valuation of Borrowings	(33,871)	382,667	(100,685)
Loss on disposal and redemption of Borrowings	₩ (812,175)	₩ (404,573)	(845,356)
Net gain (loss) on financial instruments designated at fair value through profit or loss			₩ (946,084)